Selected Statement of Operations Data - Reconciliation of Assets of Reportable Segments to Data Included in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 1,102,903	$ 1,041,878	$ 1,033,972
Reportable Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,078,699	1,017,589	1,001,871
Not Allocated to Segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 24,204	$ 24,289	$ 32,101